Fair Value Measurements and Hedging - Fair value on a recurring basis - Significant Other Observable Inputs (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
ASSETS
Derivative Asset, Current	$ 6,305	$ 25,585
Derivative Asset, Noncurrent	2,533	8,666
Fair Value, Inputs, Level 2 [Member] | Not Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
ASSETS
Derivative Asset, Current	1,356	1,665
Derivative Asset, Noncurrent	(0)	798
Fair Value, Inputs, Level 2 [Member] | Not Designated as Hedging Instrument [Member] | Foreign Exchange Forward [Member]
ASSETS
Derivative Asset, Current	(0)	(0)
Fair Value, Inputs, Level 2 [Member] | Not Designated as Hedging Instrument [Member] | Derivative Financial Instruments [Member]
ASSETS
Total	1,356	2,463
Fair Value, Inputs, Level 2 [Member] | Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
ASSETS
Derivative Asset, Current	4,682	20,041
Derivative Asset, Noncurrent	2,533	7,868
Fair Value, Inputs, Level 2 [Member] | Designated as Hedging Instrument [Member] | Foreign Exchange Forward [Member]
ASSETS
Derivative Asset, Current	267	(0)
Fair Value, Inputs, Level 2 [Member] | Designated as Hedging Instrument [Member] | Derivative Financial Instruments [Member]
ASSETS
Total	$ 7,482	$ 27,909